Income taxes (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,875,000	$ 10,838,000
Accrued expenses and other	57,000	100,000
Stock compensation	1,312,000	1,194,000
Depreciation	357,000	(216,000)
Deferred tax assets and liabilties, net, before valuation allowance	13,601,000	11,916,000
Valuation allowance	(13,601,000)	(11,916,000)
Net deferred tax asset	$ 0	$ 0